Statement of Additional Information Supplement dated August 13, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco European Growth Fund
Invesco Global Growth Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco International Core Equity Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco International Core Equity Fund
Ingrid Baker	None	7	$2,602.9	9	$1,139.4	77	[2]	$8,230.9	[2]
W. Lindsay Davidson	None	7	$2,602.9	9	$1,139.4	77	[2]	$8,230.9	[2]
Sargent McGowan	None	7	$2,602.9	9	$1,139.4	77	[2]	$8,230.9	[2]
Anuja Singha	None	7	$2,602.9	9	$1,139.4	77	[2]	$8,230.9	[2]
Stephen Thomas[3]	None	1	$246.5	9	$1,139.4	77	[2]	$8,230.9	[2]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

3	Mr. Thomas began serving as portfolio manager of Invesco International Core Equity Fund on August 10, 2010.”

AIMF SUP-3 081310